July 15, 2010

Supplement

SUPPLEMENT DATED JULY 15, 2010 TO THE PROSPECTUS OF
MORGAN STANLEY GLOBAL STRATEGIST FUND
Dated November 30, 2009

Effective September 15, 2010, Francine J. Bovich will no longer be managing the Morgan Stanley Global Strategist Fund. As a result, effective September 15, 2010, all references to Ms. Bovich will be deleted from the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

SRTSPT1 7/10

July 15, 2010

Supplement

SUPPLEMENT DATED JULY 15, 2010 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY GLOBAL STRATEGIST FUND
Dated November 30, 2009

Effective September 15, 2010, Francine J. Bovich will no longer be managing the Morgan Stanley Global Strategist Fund. As a result, effective September 15, 2010, all references to Ms. Bovich will be deleted from the Statement of Additional Information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.